Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Taxes
Income Taxes

21. Income taxes

The following table summarizes the Company’s income tax expense and effective tax rates for the three and nine months ended September 30, 2022 and 2021:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Loss and comprehensive loss from continuing operations before income taxes	$(159,080,687)	$(473,836,766)	$(221,082,361)	$(456,931,217)
Income tax recovery (expense)	$24,460,758	$(3,935,160)	$24,418,531	$6,541,380

The Company has computed its provision for income taxes under the discrete method which treats the year-to-date period as if it were the annual period and determines the income tax expense or benefit on that basis. The discrete method is applied when application of the estimated annual effective tax rate is impractical because it is not possible to reliably estimate the annual effective tax rate. The Company believes that, at this time, the use of this discrete method is more appropriate than the annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to the high degree of uncertainty in estimating annual pre-tax income due to the industry within which the Company operates.

Due to its cannabis operations, the Company is subject to the limitations of Internal Revenue Code (“IRC”) Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under IRC Section 280E.

The effective tax rate for the nine months ended September 30, 2022 varies widely from the nine months ended September 30, 2021, primarily due to the reduction in non-deductible expenses as a proportion of total expenses in the current year. The Company incurs expenses that are not deductible due to IRC Section 280E limitations which results in significant income tax expense.

The Company operates in a number of tax jurisdictions and are subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on those returns. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining the provision for income taxes.

The Company’s unrecognized tax assets were approximately $61,907,748 and $42,459,208 as at September 30, 2022 and December 31, 2021, respectively.

The federal statute of limitation remains open for the 2019 tax year to the present. The state income tax returns generally remain open for the 2018 tax year through the present. Net operating losses arising prior to these years are also open to examination if and when utilized.

24. Income taxes

Net income (loss) before income taxes was generated as follows:

	December 31, 2021	December 31, 2020
Domestic - Canada	$165,628,760	$(6,463,606)
Foreign – outside of Canada	(755,033,646)	-
	$(589,404,886)	$(6,463,606)

Income tax (recovery) expense is comprised of the following:

	December 31, 2021	December 31, 2020
Current tax expense
Domestic – Canada	$-	$-
Foreign – outside of Canada	3,217,857	-
	3,217,857	-

Deferred tax recovery
Domestic – Canada	-	-
Foreign – outside of Canada	(5,590,409)	-
	(5,590,409)	-

Income tax recovery	$(2,372,552)	$-

A reconciliation of income taxes at the statutory rate with the reported taxes is as follows. As a result of the Company’s inverted status commencing in 2021, as more fully described below, and whereas the operations of the Company are predominantly in the U.S., the rate has decreased to the U.S. federal tax rate of 21% (December 31, 2020 - 27%).

	December 31, 2021	December 31, 2020
Loss before tax	$(589,404,886)	$(6,463,606)
Statutory income tax rate	21%	27%

Income tax recovery based on statutory rate	(123,775,026)	(1,745,174)

Increase (decrease) resulting from:
§280E permanent adjustment	22,558,050	-
Impairment	182,760,437	-
Share-based compensation expense	4,128,200	-
Fair value change of contingent consideration	(62,150,629)	-
Non-taxable items	(1,286,101)	(634,584)
Change in valuation allowance	31,551,712	7,418,633
Other	(647,879)	-
Share issuance costs recognized in equity	-	(5,433,750)
Effect of state income taxes	(65,515,675)
Tax rate differences and tax rate changes	10,004,359	394,875

Income tax expense	$(2,372,552)	$-

Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. The table below summarizes the principal components of the deferred tax assets (liabilities) as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets
Loss carryforwards	$35,984,802	$3,470,820
Tangible assets	1,148,865	-
Intangible assets	5,883,006	-
Financing costs	5,194,236	7,440,240
Marketing prepaid	4,500,000	-
Cash settled share-based payments	1,395,000	-
Other	3,176,964	-

Deferred tax assets	57,282,873	10,911,060
Valuation allowance	(42,459,208)	(10,911,060)

Net deferred tax asset	14,823,665	-

Deferred tax liabilities
Intangible assets	(58,294,219)	-
Other	(377,312)	-

Deferred tax liabilities	(58,671,531)	-
Deferred tax assets	14,823,665	-

Net deferred tax liability	$(43,847,866)	$-

Deferred income taxes have not been recorded on the basis differences for investments in consolidated subsidiaries as these basis differences are indefinitely reinvested or will reverse in a non-taxable manner. Quantification of the deferred income tax liability, if any, associated with indefinitely reinvested basis differences is not practicable.

A valuation allowance has been taken against the California deferred tax assets of $10,316,498. In addition, a valuation allowance of $7,071,955 has been taken against the federal deferred tax assets relating to tax basis in intangibles that is not expected to be recovered under IRC §280E and $1,531,264 against net operating losses that might not be available. A valuation allowance has been taken against the Canadian deferred tax assets of $23,539,491.

As at December 31, 2021, the Company has Canadian federal and provincial non-capital loss carryforwards of $44,402,766 (December 31, 2020—$12,854,892). The Canadian non-capital loss carryforwards expire between 2039 and 2041.

As at December 31, 2021, the Company has the following U.S. federal and state losses carried forward available to reduce future years’ taxable income, which losses expire as follows:

	Federal	State and Local	Total
2034	$-	$48,671	$48,671
2035	-	3,382,027	3,382,027
2036	-	8,787,634	8,787,634
2037	-	12,061,282	12,061,282
2038	-	31,194,997	31,194,997
2039	-	64,493,970	64,493,970
2040	-	54,470,985	54,470,985
2041	-	74,359,055	74,359,055
Indefinite	9,534,555	-	9,534,555
	$9,534,555	$248,798,621	$258,333,176

Section 280E of the U.S. Internal Revenue Code (“IRC”) prohibits businesses engaged in the trafficking of Schedule I or Schedule II controlled substances from deducting normal business expenses, such as payroll and rent, from gross income (revenue less cost of goods sold). Section 280E was originally intended to penalize criminal market operators, but because cannabis remains a Schedule I controlled substance for Federal purposes, the Internal Revenue Service (“IRS”) has subsequently applied Section 280E to state-legal cannabis businesses. Cannabis businesses operating in states that align their tax codes with the IRC are also unable to deduct normal business expenses from taxable income subject to state taxes. The non-deductible expenses shown in the effective rate reconciliation above is comprised primarily of the impact of applying IRC Section 280E to the Company’s businesses that are involved in selling cannabis, along with other typical non-deductible expenses such as lobbying expenses. As the application and IRS interpretations on Section 280E continue to evolve, the impact of this cannot be reliably estimated. Any changes to the application of Section 280E may have a material effect on the Company’s consolidated financial statements The statute of limitations on tax returns for the IRS and California Franchise Tax Board are 3 and 4 years respectively. Net operating losses remains open for examination beyond these statute of limitations for both the IRS and California Franchise Tax Board.

Utilization of net operating loss carryforwards may be subject to limitations in the event of a change in ownership as defined under U.S. IRC Section 382, and similar state provisions. An “ownership change” is generally defined as a cumulative change in the ownership interest of significant share holders of more than 50 percentage points over a three-year period. The Company experienced ownership change during 2017. Such ownership change could result in a limitation of the Company’s ability to reduce future income by net operating loss carryforwards. A formal Section 382 study has not been prepared, so the exact effects of the ownership change are not known at this time. The deferred tax assets include net operating losses of the Company as of the conversion date to a C corporation.

In March 2020, the U.S. federal government enacted the Coronavirus Aid, Relief, and Economic Security Act (the “Act”). The Act, among other provisions, reinstates the ability of corporations to carry net operating losses back to the five preceding tax years, has increased the excess interest limitation on modified taxable income from  30 percent to 50  percent. The Company has made a reasonable estimate of the effects on existing deferred tax balances and has concluded that the Act has not had a significant on the deferred tax balances.

The Company operates in a number of tax jurisdictions and are subject to examination of its income tax returns by tax authorities in those jurisdictions who may challenge any item on these returns. Because the tax matters challenged by tax authorities are typically complex, the ultimate outcome of these challenges is uncertain. The Company recognizes the effects of uncertain tax positions in the consolidated financial statements after determining that it is more-likely-than-not the uncertain tax positions will be sustained.

The Company has recorded a reserve for an uncertain tax position of $7,103,392 on the date of the Qualifying Transaction (Note 3) and $1,845,126 on the date of acquisitions (Note 11) in accrued income and other taxes within accounts payable and accrued liabilities and corresponding indemnification assets for $6,044,155.

The Company intends to be treated as a U.S. corporation for U.S. federal income tax purposes under section 7874 of the U.S. IRC and is expected to be subject to U.S. federal income tax on its worldwide income. However, the Company is expected, regardless of any application of section 7874 of the U.S. IRC, to be treated as tax resident of Canada for Canadian income tax purposes. Accordingly, the Company is subject to taxation both in Canada and the U.S.